Investments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Investments in and Advances to Affiliates, Schedule of Investments [Abstract]
Schedule of Investments at Cost	Investments at cost consist of the following:
	September 30, 2019	December 31, 2018

Chanticleer Investors, LLC	$373,000	$800,000
Investments at cost consist of the following at December 31, 2018 and 2017:
	2018	2017

Chanticleer Investors, LLC	$800,000	$800,000